Consolidated Statements Shareholders' Equity - USD ($) $ in Thousands	Common Stock and Additional Paid in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 856,792	$ 69	$ (35,827)	$ 821,034
Balance, shares at Dec. 31, 2021	91,366,235
Share-based compensation expense	$ 9,269			9,269
Vesting of equity-classified restricted share units
Vesting of equity-classified restricted share units, shares	996,517
Other
Other, shares
Net (loss)			(36,420)	(36,420)
Vesting of equity-classified restricted share units
Current Expected Credit Loss Accounting Standard Adoption (Note 3)			(2,773)	(2,773)
Acquisition of W.D. Van Gonten Engineering (Note 8)	$ 11,238			11,238
Acquisition of W.D. Van Gonten Engineering (Note 8), shares	1,650,000
Balance at Dec. 31, 2022	$ 877,299	69	(75,020)	802,348
Balance, shares at Dec. 31, 2022	94,012,752
Share-based compensation expense	$ 6,763			6,763
Vesting of equity-classified restricted share units	$ (197)			(197)
Vesting of equity-classified restricted share units, shares	983,645
Other
Other, shares
Net (loss)			12,580	12,580
Vesting of equity-classified restricted share units	197			197
Balance at Dec. 31, 2023	$ 883,865	69	(62,440)	821,494
Balance, shares at Dec. 31, 2023	94,996,397
Share-based compensation expense	$ 6,032			6,032
Vesting of equity-classified restricted share units	$ (163)			(163)
Vesting of equity-classified restricted share units, shares	533,145
Settlement of liability-classified share-based compensation	$ 5,383			5,383
Settlement of liability-classified share-based compensation, shares	598,645
Other	$ (824)			(824)
Other, shares	(82,331)
Net (loss)			76,310	76,310
Vesting of equity-classified restricted share units	163			163
Balance at Dec. 31, 2024	$ 894,293	$ 69	$ 13,870	$ 908,232
Balance, shares at Dec. 31, 2024	96,045,856